Financial instruments (Schedule of Fair Value of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 02, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 38,616	$ 36,268	$ 10,805	$ 10,805
Amounts receivable	602	1,574	649
Accounts payable, accrued and other liabilities	8,607	7,228	4,776
Warrant liabilities	318
Long-term debt	17,929	6,050	6,432
Carrying value [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	38,616	36,268	10,805
Amounts receivable	10	163	337
Accounts payable, accrued and other liabilities	8,589	6,832	4,764
Warrant liabilities	318
Long-term debt	18,002	6,906	6,500
Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	38,616	36,268	10,805
Amounts receivable	10	163	337
Accounts payable, accrued and other liabilities	8,589	6,832	4,764
Warrant liabilities	318
Long-term debt	$ 18,002	$ 6,906	$ 6,500